Submission	Apr. 28, 2026
Submission [Line Items]
Central Index Key	0001639920
Registrant Name	Spotify Technology S.A.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A